PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: 10.1%
11,673  Health Care Select
Sector SPDR Fund
$ 1,704,375
1.1
242,714  Vanguard FTSE
Developed Markets
ETF
12,337,153
7.5
55,213  Vanguard FTSE
Emerging Markets ETF
2,498,940
1.5
Total Exchange-Traded
Funds
(Cost $14,880,362)
16,540,468
10.1
MUTUAL FUNDS: 89.9%
Affiliated Investment Companies: 89.9%
194,598  Voya Intermediate
Bond Fund - Class R6
1,704,678
1.0
1,033,570  Voya Large Cap Value
Portfolio - Class R6
6,718,205
4.1
855,018  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
8,233,826
5.0
2,429,880  Voya Multi-Manager
International Equity
Fund - Class I
26,437,096
16.0
678,794  Voya Multi-Manager
Mid Cap Value Fund
- Class I
6,305,999
3.8
87,450  Voya Russell
TM
Large
Cap Growth Index
- Class I
6,448,565
3.9
42,003  Voya Small Cap
Growth Fund - Class
R6
1,598,197
1.0
232,835  Voya Small Company
Fund - Class R6
3,252,702
2.0
3,053,086  Voya U.S. Stock Index
Portfolio - Class I
59,199,334
35.9
236,159  VY
®
Invesco Comstock
Portfolio - Class I
5,025,473
3.1
441,778  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
12,466,973
7.6
563,825  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
5,999,096
3.6
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
53,714  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 4,798,243
2.9
Total Mutual Funds
(Cost $136,079,698)
148,188,387
89.9
Total Long-Term
Investments
(Cost $150,960,060)
164,728,855
100.0
Total Investments in
Securities
(Cost $150,960,060) $ 164,728,855 100.0
Assets in Excess of
Other Liabilities 71,007 0.0
Net Assets $ 164,799,862 100.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
Voya Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 16,540,468 $ — $ — $ 16,540,468
Mutual Funds 148,188,387 — — 148,188,387
Total Investments, at fair value $ 164,728,855 $ — $ — $ 164,728,855
Other Financial Instruments+
Futures 26,737 — — 26,737
Total Assets $ 164,755,592 $ — $ — $ 164,755,592
Liabilities Table
Other Financial Instruments+
Futures $ (14,417) $ — $ — $ (14,417)
Total Liabilities $ (14,417) $ — $ — $ (14,417)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 3,417,584 $ 77,192 $ (1,828,750) $ 38,652 $ 1,704,678 $ 30,521 $ 16,297 $ —
Voya Large Cap Value Portfolio -
Class R6
6,443,781 230,708 (120,232) 163,948 6,718,205 — 39,914 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
8,230,862 199,279 (430,506) 234,191 8,233,826 — 35,575 —
Voya Multi-Manager International
Equity Fund - Class I
26,785,558 720,465 (2,590,706) 1,521,779 26,437,096 — 282,290 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
5,598,116 967,187 (153,837) (105,467) 6,305,999 — (11,313) —
Voya Russell
TM
Large Cap Growth
Index - Class I
7,017,178 393,586 (150,686) (811,513) 6,448,565 — 103,458 —
Voya Short Duration Bond Fund -
Class R6
836,041 11,341 (846,487) (895) — 5,797 3,585 —
Voya Small Cap Growth Fund -
Class R6
2,338,152 50,428 (486,496) (303,887) 1,598,197 — 81,394 —
Voya Small Company Fund - Class
R6
3,602,433 125,479 (262,528) (212,682) 3,252,702 — 23,182 —
Voya U.S. Stock Index Portfolio -
Class I
59,326,741 3,951,762 (1,162,033) (2,917,136) 59,199,334 — 266,030 —
VY
®
Invesco Comstock Portfolio -
Class I
4,852,938 158,833 (109,458) 123,160 5,025,473 — 10,652 —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
12,644,348 304,373 (526,974) 45,226 12,466,973 — (58,845) —
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
5,619,691 977,150 (109,402) (488,343) 5,999,096 — 33,122 —

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
Voya Solution 2055 Portfolio
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
$ 5,168,360 $ 284,802 $ (101,129) $ (553,790) $ 4,798,243 $ — $ 38,542 $ —
$ 151,881,783 $ 8,452,585 $ (8,879,224) $ (3,266,757) $ 148,188,387 $ 36,318 $ 863,883 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, the following futures contracts were outstanding for Voya Solution 2055 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
E-mini Russell 2000 Index 8 06/20/25 $ 810,840 $ (13,596)
U.S. Treasury 5-Year Note 39 06/30/25 4,218,094 26,737
$ 5,028,934 $ 13,141
Short Contracts:
3-month SOFR (18) 09/16/25 (4,316,400) (821)
U.S. Treasury 2-Year Note (4) 06/30/25 (828,688) —
$ (5,145,088) $ (821)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 14,082,183
Gross Unrealized Depreciation (313,388)
Net Unrealized Appreciation $ 13,768,795